CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	₽ 21,775	$ 242.8	₽ 47,615	₽ (14,653)
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	(9,369)	(104.5)	7,966	(1,672)
Reallocation adjustment, net of tax of nil	1,646	18.4
Total other comprehensive income/(loss)	(7,723)	(86.1)	7,966	(1,672)
Total comprehensive income/(loss)	14,052	156.7	55,581	(16,325)
Total comprehensive income attributable to noncontrolling interests	(1,865)	(20.8)	(8,051)	(74)
Comprehensive income/(loss) attributable to Yandex N.V.	₽ 12,187	$ 135.9	₽ 47,530	₽ (16,399)